Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 6,520,808	¥ 3,673,288
Less: Accumulated depreciation	(1,002,246)	(456,319)
Less: Impairment	(34,589)	(63,251)	¥ (79,185)
Property, plant and equipment, net	5,424,776	3,081,502
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,760,259	223,875
Molds and toolings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,178,385	938,611
Less: Impairment	(93,786)	(135,467)
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,123,512	1,047,461
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	860,556	726,820
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	717,976	328,555
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	376,219	216,923
Charging Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	262,678	45,835
Computer And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	147,273	87,304
Others [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 93,950	¥ 57,904